UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  October 10, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:        $68,335
                                           (x thousands)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD -SPON ADR               ONE ADR REP ONE 000375204     1071    62695 SH       DEFINED                     0        0    62695
ADVANCED AUTO PARTS INC        COM              00751Y106     1369    23570 SH       DEFINED                     0        0    23570
AGILENT TECHNOLOGIES INC       COM              00846U101     1077    34465 SH       DEFINED                     0        0    34465
APPLE INC                      COM              037833100     1247     3270 SH       DEFINED                     0        0     3270
ARCH COAL INC                  COM              039380100      790    54170 SH       DEFINED                     0        0    54170
ASBURY AUTOMOTIVE GROUP        COM              043436104     1339    81190 SH       DEFINED                     0        0    81190
BED BATH & BEYOND INC          COM              075896100     1787    31180 SH       DEFINED                     0        0    31180
BIO-REFERENCE LABS, INC.       COM              09057G602     1219    66190 SH       DEFINED                     0        0    66190
BRASIL FOODS SA                COM              10552T107     1424    81210 SH       DEFINED                     0        0    81210
CSX CORP                       COM              126408103     1077    57660 SH       DEFINED                     0        0    57660
CELGENE CORPORATION            COM              151020104     1265    20440 SH       DEFINED                     0        0    20440
CHANGYOU.COM LTD-ADR           COM              15911M107      964    38115 SH       DEFINED                     0        0    38115
COACH INC                      COM              189754104      953    18380 SH       DEFINED                     0        0    18380
CUMMINS INC                    COM              231021106     1099    13455 SH       DEFINED                     0        0    13455
DANAHER CORP                   COM              235851102     1228    29275 SH       DEFINED                     0        0    29275
DOLLAR TREE INC                COM              256746108     1533    20405 SH       DEFINED                     0        0    20405
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1290    46080 SH       DEFINED                     0        0    46080
EZCORP INC CL A                COM              302301106     1260    44135 SH       DEFINED                     0        0    44135
FIRST CASH INC                 COM              31942D107     1599    38115 SH       DEFINED                     0        0    38115
GARDNER DENVER MACHINERY INC   COM              365558105     1181    18590 SH       DEFINED                     0        0    18590
GENESCO INC                    COM              371532102     1447    28080 SH       DEFINED                     0        0    28080
GOODYEAR TIRE & RUBBER COMPANY COM              382550101     1073   106320 SH       DEFINED                     0        0   106320
GRACO INC                      COM              384109104     1062    31095 SH       DEFINED                     0        0    31095
GRAINGER W W INC               COM              384802104      778     5200 SH       DEFINED                     0        0     5200
GRUPO FINANCIERO GALICIA ADR   COM              399909100      747    90260 SH       DEFINED                     0        0    90260
HALLIBURTON CO                 COM              406216101      789    25840 SH       DEFINED                     0        0    25840
HIBBETT SPORTS INC             COM              428567101     1394    41110 SH       DEFINED                     0        0    41110
HUNT J B TRANS SVC INC         COM              445658107      953    26385 SH       DEFINED                     0        0    26385
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     1697    63070 SH       DEFINED                     0        0    63070
JABIL CIRCUIT INC              COM              466313103     1480    83220 SH       DEFINED                     0        0    83220
KENNAMETAL INC                 COM              489170100     1215    37115 SH       DEFINED                     0        0    37115
KOHLS CORP                     COM              500255104     1359    27685 SH       DEFINED                     0        0    27685
LIMITED BRANDS INC             COM              532716107     1264    32815 SH       DEFINED                     0        0    32815
LINCARE HLDGS INC              COM              532791100     1373    61000 SH       DEFINED                     0        0    61000
LINCOLN ELEC HLDGS INC            (NEW)         533900106     1251    43135 SH       DEFINED                     0        0    43135
MSC INDUSTRIAL DIRECT CORP     COM              553530106     1342    23775 SH       DEFINED                     0        0    23775
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      984    20975 SH       DEFINED                     0        0    20975
METROPCS COMMUNICATIONS INC    COM              591708102      694    79760 SH       DEFINED                     0        0    79760
MOLINA HEALTHCARE INC          COM              60855R100     1181    76500 SH       DEFINED                     0        0    76500
NETEASE COM INC                COM              64110W102      926    24260 SH       DEFINED                     0        0    24260
NEUSTAR INC                    COM              64126X201     1711    68070 SH       DEFINED                     0        0    68070
OLD DOMINION FREIGHT LINES INC COM              679580100     1279    44135 SH       DEFINED                     0        0    44135
OXFORD INDUSTRIES              COM              691497309     1341    39100 SH       DEFINED                     0        0    39100
PATTERSON-UTI ENERGY INC       COM              703481101      922    53160 SH       DEFINED                     0        0    53160
QUALCOMM INC                   COM              747525103      556    11435 SH       DEFINED                     0        0    11435
RUE21 INC                      COM              781295100     1115    49145 SH       DEFINED                     0        0    49145
SAPIENT CORP                   COM              803062108      999    98490 SH       DEFINED                     0        0    98490
SONIC AUTOMOTIVE INC           COM              83545G102     1059    98170 SH       DEFINED                     0        0    98170
STRYKER CORP                   COM              863667101     1215    25790 SH       DEFINED                     0        0    25790
SUNCOR ENERGY INC NEW          COM              867224107      875    34400 SH       DEFINED                     0        0    34400
TECH DATA CORPORATION          COM              878237106     1259    29115 SH       DEFINED                     0        0    29115
TIMKEN CO                      COM              887389104     1086    33100 SH       DEFINED                     0        0    33100
TUPPERWARE BRANDS CORP         COM              899896104     1267    23570 SH       DEFINED                     0        0    23570
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1165    31080 SH       DEFINED                     0        0    31080
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1281    24555 SH       DEFINED                     0        0    24555
WALGREEN CO                    COM              931422109     1072    32600 SH       DEFINED                     0        0    32600
WATSCO INC CLASS A             COM              942622200     1281    25075 SH       DEFINED                     0        0    25075
ACCENTURE PLC                  COM              G1151C101     1071    20325 SH       DEFINED                     0        0    20325